Assumptions Used in Accounting for Pension Plan (Detail) - Pension		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Discount rate - net periodic benefit cost	[1]	7.00%	7.50%	8.40%
Rate of increase in compensation levels of covered employees		7.00%	7.00%	8.00%
Rate of return on plan assets		6.50%	7.00%	7.00%
Discount rate - benefit obligations	[1]	7.00%	7.50%	8.40%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.